UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Northwest Investment Counselors LLC

   Address:               340 Oswego Pte Drive, Ste 104
                          Lake Oswego, OR 97034

   Form 13F File Number:  028-13022


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Matthew J.N. Roehr

   Title:                 Chief Compliance Officer

   Phone:                 971.404.0184

   Signature, Place, and Date of Signing:

     /s/ Matthew J.N. Roehr      Lake Oswego, OR             10/27/2009
     ----------------------      ---------------             ----------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 95

Form 13F Information Value Total (thousands):      $92,654


List of Other Included Managers: NONE

                          Form 13F-HR Information Table

                            TITLE OF                        VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS               CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                -----               -----    --------  -------  ---  ----  ----------  --------  ----    ------  ----
3M Company               COM                    88579Y101    1247     16896   SH            Sole               16896
Abbott Labs              COM                    002824100     644     13015   SH            Sole               13015
ADP                      COM                    053015103    1355     34486   SH            Sole               34486
Amgen                    COM                    031162100     521      8642   SH            Sole                8642
AutoZone Inc.            COM                    053332102    1183      8092   SH            Sole                8092
Avery Dennison           COM                    053611109     471     13085   SH            Sole               13085
Bank of New York         COM                    064058100    1339     46184   SH            Sole               46184
BLDRS Index FDS TR       Developed
                         Market Index
                         100 ADR                09348r201    1772     83940   SH            Sole               83940
Charles Schwab Co.       COM                    808513105    1182     61735   SH            Sole               61735
ChevronTexaco            COM                    166764100     507      7202   SH            Sole                7202
Cisco Systems            COM                    17275R102    1136     48266   SH            Sole               48266
Clorox                   COM                    189054109     983     16705   SH            Sole               16705
CME Group Inc.           COM                    12572Q105     298       968   SH            Sole                 968
Coach                    COM                    189754104     245      7440   SH            Sole                7440
Coca Cola Co.            COM                    191216100    2090     38916   SH            Sole               38916
Colgate Palmolive        COM                    194162103    1374     18013   SH            Sole               18013
CoStar Group             COM                    22160N109     232      5628   SH            Sole                5628
Dell Inc.                COM                    24702R101     367     24025   SH            Sole               24025
Diageo PLC               Sponsored ADR          25243Q205    1043     16959   SH            Sole               16959
Dionex                   COM                    254546104     353      5432   SH            Sole                5432
Disney (Walt)            COM                    254687106     929     33835   SH            Sole               33835
DST Systems              COM                    233326107     257      5742   SH            Sole                5742
Eaton Vance              COM                    278265103     291     10384   SH            Sole               10384
eBay Inc.                COM                    278642103     903     38267   SH            Sole               38267
Ecolab                   COM                    278865100    1254     27126   SH            Sole               27126
Emerson Elec.            COM                    291011104    1023     25535   SH            Sole               25535
Equifax                  COM                    294429105     345     11823   SH            Sole               11823
Euronet Worldwide        COM                    298736109     223      9287   SH            Sole                9287
Expeditors Int'l         COM                    302130109     334      9490   SH            Sole                9490
Exxon Mobil              COM                    30231G102     520      7575   SH            Sole                7575
Factset Research         COM                    303075105     317      4793   SH            Sole                4793
Federated Investors      COM                    314211103     789     29932   SH            Sole               29932
Forward Air              COM                    349853101     209      9049   SH            Sole                9049
Franklin Resources       COM                    354613101    1370     13618   SH            Sole               13618
General Electric         COM                    369604103     237     14435   SH            Sole               14435
GlaxoSmithKline PLC      Sponsored ADR          37733W105     341      8626   SH            Sole                8626
Home Depot               COM                    437076102     479     17965   SH            Sole               17965
Integra Lifesciences     COM                    457985208     258      7549   SH            Sole                7549
Intel Corp.              COM                    458140100    1061     54225   SH            Sole               54225
INVESCO Ltd.             COM                    46127U104    1341     58912   SH            Sole               58912
iShares                  1-3 Year
                         Treasury Index         464287457    1009     12006   SH            Sole               12006
iShares                  Barclays Int.
                         Gov't/Credit           464288612    6384     59993   SH            Sole               59993
iShares                  Global Timber
                         Index                  464288174     771     21340   SH            Sole               21340
iShares                  Lehman
                         Aggregate Index        464287226     315      3005   SH            Sole                3005
iShares                  MSCI EAFE Index        464287465    8053    147282   SH            Sole              147282
iShares                  MSCI Emerging
                         Mkt                    464287234     274      7034   SH            Sole                7034
iShares                  MSCI World
                         x/U.S.                 78463x848    3289    107760   SH            Sole              107760
iShares                  S&P 500 Index          464287200    2207     20823   SH            Sole               20823
iShares                  Dow Jones
                         Select
                         Dividend Index         464287168    1462     35431   SH            Sole               35431
iShares                  Wilshire 4500
                         Index                  922908652     537     12952   SH            Sole               12952
Johnson & Johnson        COM                    478160104    1937     31806   SH            Sole               31806
Kellogg                  COM                    487836108     776     15767   SH            Sole               15767
Kraft Foods              COM                    50075N104     887     33780   SH            Sole               33780
Laboratory Corp.         COM                    50540R409     509      7740   SH            Sole                7740
Legg Mason               COM                    524901105     631     20348   SH            Sole               20348
LoopNet                  COM                    543524300     150     16539   SH            Sole               16539
Marsh & McLennan         COM                    571748102     397     16047   SH            Sole               16047
Medtronic                COM                    585055106     462     12555   SH            Sole               12555
Merit Medical            COM                    589889104     231     13342   SH            Sole               13342
Mettler-Toledo           COM                    592688105     372      4101   SH            Sole                4101
Microchip Tech.          COM                    595017104     725     27387   SH            Sole               27387
Microsoft                COM                    594918104    1402     54510   SH            Sole               54510
NIKE Inc.                COM                    654106103    1814     28044   SH            Sole               28044
Nokia Corp.              Sponsored ADR          654902204     572     39131   SH            Sole               39131
Oracle Corp.             COM                    68389X105    2035     97660   SH            Sole               97660
Paychex                  COM                    704326107     903     31067   SH            Sole               31067
PepsiCo Inc.             COM                    713448108    1826     31135   SH            Sole               31135
Plum Creek Timber        COM                    729251108     729     23783   SH            Sole               23783
PNC Financial            COM                    693475105     256      5260   SH            Sole                5260
Potlatch                 COM                    737630103     707     24860   SH            Sole               24860
PPG Industries           COM                    693506107     699     12000   SH            Sole               12000
Procter & Gamble         COM                    742718109    1570     27109   SH            Sole               27109
ProShares                Ultra Short
                         20+ Year
                         Treasuries             74347R297    1420     32254   SH            Sole               32254
Ramtron Intl Corp        COM                    751907304      25     10000   SH            Sole               10000
Rayonier                 COM                    754907103     847     20701   SH            Sole               20701
REMOTEMDX INC COM        COM                    75961Q101       3     27329   SH            Sole               27329
SEI Investments          COM                    784117103     265     13474   SH            Sole               13474
Sherwin Williams         COM                    824348106    1060     17622   SH            Sole               17622
Simpson Manufacturing    COM                    829073105     231      9151   SH            Sole                9151
Sirona Dental            COM                    82966c103     222      7470   SH            Sole                7470
SPDR Index SHS FDS       DJ Wilshire
                         REIT                   78464A607    3386     74349   SH            Sole               74349
SPDR Index SHS FDS       Gold Trust             78463V107    1733     17533   SH            Sole               17533
St. Joe Co.              COM                    790148100     225      7736   SH            Sole                7736
Stanley Works            COM                    854616109     881     20637   SH            Sole               20637
Starbucks                COM                    855244109     671     32497   SH            Sole               32497
Sysco Foods              COM                    871829107     740     29783   SH            Sole               29783
T. Rowe Price            COM                    74144T108     343      7516   SH            Sole                7516
Texas Instruments        COM                    882508104     584     24672   SH            Sole               24672
Time Warner Inc.         COM                    887317105     510     17729   SH            Sole               17729
Unilever PLC             Sponsored ADR          904767704    1045     36439   SH            Sole               36439
United Parcel Service    COM                    911312106    1124     19903   SH            Sole               19903
Wal-Mart Stores          COM                    931142103     986     20087   SH            Sole               20087
Waters                   COM                    941848103     363      6498   SH            Sole                6498
Western Union            COM                    959802109     983     51969   SH            Sole               51969
Zimmer Holdings          COM                    98956P102     293      5475   SH            Sole                5475